Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue
Healthcare services income	$ 527,462	$ 637,784
Operating expenses
Costs of healthcare services	(529,991)	(629,987)
Research and development expenses	(4,509,303)	(5,508,356)
General and administrative fees	(2,400,418)	(2,564,117)
Legal and professional fees	(1,356,164)	(1,240,512)
Other operating expenses	(183,104)	(189,125)
Total operating expenses	(8,978,980)	(10,132,097)
Other income (loss)
Loss on investments in marketable securities, net	(82,710)	(7,565,273)
Gain on non-marketable investment, net	5,588,078
Loss on investments in derivatives, net		(4,289)
Gain on use of digital currencies		4,918
Interest income (expense), net	149,734	(126,102)
Sundry income	66,628	82,652
Total other income (loss), net	5,721,730	(7,608,094)
Net loss	(2,729,788)	(17,102,407)
Less: net loss attributable to non-controlling interests	(844,536)	(1,020,983)
Net loss attributable to Aptorum Group Limited	$ (1,885,252)	$ (16,081,424)
Net loss per share – basic and diluted (in Dollars per share)	$ (0.05)	$ (0.47)
Weighted-average shares outstanding – basic and diluted (in Shares)	35,682,652	34,280,137
Net loss	$ (2,729,788)	$ (17,102,407)
Other comprehensive income (loss)
Exchange differences on translation of foreign operations	31,346	(25,029)
Other comprehensive income (loss)	31,346	(25,029)
Comprehensive loss	(2,698,442)	(17,127,436)
Less: comprehensive loss attributable to non-controlling interests	(844,536)	(1,020,983)
Comprehensive loss attributable to the shareholders of Aptorum Group Limited	$ (1,853,906)	$ (16,106,453)